INVENTORY	12 Months Ended
Dec. 31, 2020
INVENTORY
INVENTORY

NOTE E - INVENTORY

Inventories  at December 31 consisted of the following:

	2020	2019
Used serviceable materials	$63,277,000	$65,335,000
Work-in-process	20,611,000	16,832,000
Whole assets	56,767,000	12,795,000
	$140,655,000	$94,962,000